BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	$ 501,333	$ 87,520	$ 987,431	$ 571,945
Cost of Sales	253,163	29,300	402,665	388,756
Total operating expenses	2,882,941	2,127,589	10,354,032	8,829,481
Total other expenses	(1,874,073)	171,149	4,856,524	(576,890)
Net loss and comprehensive loss for the period	$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Loss per share – basic	$ (0.44)	$ (3.47)		$ (13.19)
Diluted loss per share	$ (0.44)	$ (3.47)		$ (13.19)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		$ 87,520		$ 571,945
Cost of Sales		29,300		388,756
Total operating expenses		2,127,589		8,829,481
Total other expenses		175,953		(4,709,718)
Net loss and comprehensive loss for the period		(2,245,322)		$ (3,936,574)
Loss per share – basic				$ (6.00)
Diluted loss per share				$ (6.00)
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		0		$ 0
Cost of Sales		0		0
Total operating expenses		0		0
Total other expenses		(4,804)		4,132,828
Net loss and comprehensive loss for the period		$ 4,804		$ (4,132,828)
Loss per share – basic				$ (7.50)
Diluted loss per share				$ (7.50)